Intangible assets, excluding goodwill - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets
Decrease in intangible assets other than goodwill	€ (7,032)
Intangible assets, excluding goodwill	23,819	€ 30,851	€ 98,036
Impairment amount		683	3,244	[1]
Customer related
Disclosure of detailed information about intangible assets
Intangible assets, excluding goodwill	14,684	21,698	29,861
Amortization	6,969
Aptuit customer base
Disclosure of detailed information about intangible assets
Amortization	5,557
Developed technology
Disclosure of detailed information about intangible assets
Intangible assets, excluding goodwill	€ 6,575	6,801	€ 8,573
Impairment amount		€ 683

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”